Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3)	Average Compensation Actually Paid to Non- PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)(5)	Net Income (Loss) (millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$993,375	$641,500	$313,289	$231,194	$73.86	$(8.93)
2023	$585,368	$585,368	$287,132	$256,572	$16.03	$(18.50)
2022	$475,658	$475,658	$523,981	$208,173	$78.49	$(16.20)

Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Luke D’Angelo (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

Peer Group Issuers, Footnote [Text Block]

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in any years.

Pay versus Performance Other Footnote [Text Block]
(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 993,375	$ 585,368	$ 475,658
PEO Actually Paid Compensation Amount	$ 641,500	585,368	475,658
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Luke D’Angelo, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. D’Angelo during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. D’Angelo’s total compensation for each year to determine the compensation actually paid, and provided in the table below:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2024	$993,375	$(718,375)	$366,500	$641,500
2023	$585,368	$(271,500)	$271,500	$585,368
2022	$475,658	$(163,500)	$163,500	$475,658

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$276,250	$–	$90,250	$–	$–	$–	$366,500
2023	$–	$–	$271,500	$–	$–	$–	$271,500
2022	$–	$–	$163,500	$–	$–	$–	$163,500

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Luke D’Angelo) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. D’Angelo) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024 and 2023, MeiLin Yu and Virgilia Llapitan, and for 2022, Chad Nelley and Benjamin Jenkins.

Non-PEO NEO Average Total Compensation Amount	$ 313,289	287,132	523,981
Non-PEO NEO Average Compensation Actually Paid Amount	$ 231,194	256,572	208,173
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Luke D’Angelo), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. D’Angelo) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. D’Angelo) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non- PEO NEOs
2024	$313,289	$(92,721)	$10,625	$231,194
2023	$287,132	$(109,184)	$78,625	$256,572
2022	$523,981	$(202,505)	$(113,303)	$208,173

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$93,925	$(115,600)	$32,300	$–	$–	$–	$10,625
2023	$–	$(2,391)	$81,016	$–	$–	$–	$78,625
2022	$–	$(113,303)	$–	$–	$–	$–	$(113,303)

Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to Luke D’Angelo and the average amount of compensation actually paid to our named executive officers as a group (excluding M. D’Angelo) during the periods presented are negatively correlated. We do utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as the total shareholder return “TSR”. For example, as described in more detail above in the section “Executive Compensation – Annual Performance-Based Bonus Opportunity,” part of the compensation our named executive officers are eligible to receive consists of annual performance-based cash bonuses which are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals, subject to certain employment criteria as described above under “—Agreements with our Named Executive Officers.” Additionally, we view stock options, which are an integral part of our executive compensation program, as related to company performance, although not directly tied to TSR, because they provide value only if the market price of our common stock increases and if the executive officer continues in our employment over the vesting period. These stock option awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long term.

Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid and Net Income (Loss)

Our platform is commercially viable and ready to board accounts. We operate in the fintech industry and had merchant processing revenue during the periods presented. Our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. Our net income (loss) decreased significantly between 2023 and 2022, and the compensation actually paid for both our PEO and non-PEO NEOs also decreased significantly between 2023 and 2022.

Total Shareholder Return Amount	$ 73.86	16.03	78.49
Net Income (Loss)	$ (8,930,000)	$ (18,500,000)	$ (16,200,000)
PEO Name	Luke D’Angelo	Luke D’Angelo	Luke D’Angelo
PEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (718,375)	$ (271,500)	$ (163,500)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	366,500	271,500	163,500
PEO [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	276,250
PEO [Member] | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	90,250	271,500	163,500
PEO [Member] | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value Of Dividends Or Other Earnings Paid On S Tock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	366,500	271,500	163,500
Non-PEO NEO [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	93,925
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(115,600)	(2,391)	(113,303)
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,300	81,016
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On S Tock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,625	78,625	(113,303)
Non-PEO NEO [Member] | Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(92,721)	(109,184)	(202,505)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,625	$ 78,625	$ (113,303)